Stock Options (Details Narrative)	9 Months Ended
	Sep. 30, 2022 USD ($) shares $ / shares	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options	2 years 14 days	2 years 14 days
Stock-based compensation expense	$ 305,196		$ 124,391
Unrecognized compensation expenses	$ 167,497
Number of options shares | shares	785,000			785,000
Value of stock issued for obligation	$ 71,343	$ 92,637
[custom:StockIssuedDuringPeriodCancelledValueObligation]	28,071	36,500
Payments reduction of debt	$ 43,272	$ 56,137
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price | (per share)	$ 0.07			$ 0.10
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price | (per share)	$ 0.12			$ 0.16
2013 Long Term Incentive Equity Plan [member]
IfrsStatementLineItems [Line Items]
Incentive plans	The Board of Directors adopted the Park Place Energy Corp. 2013 Long-Term Incentive Equity Plan (the “Incentive Plan” or “2013 Plan”) effective as of October 29, 2013.	The Board of Directors adopted the Park Place Energy Corp. 2013 Long-Term Incentive Equity Plan (the “Incentive Plan” or “2013 Plan”) effective as of October 29, 2013.
Number of shares issued and outstanding percentage	10.00%	10.00%